Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Convertible note payable, discount	$ 486,647	$ 0
Preferred stock shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common stock shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	1,000,000,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	378,553,149	378,033,149	374,329,445
Common Stock, Shares, Outstanding	378,553,149	378,033,149	374,329,445